SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

                  REGISTRATION STATEMENT (NO. 333-63579) UNDER
                           THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 1

                                       and

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                 Amendment No. 4

                     VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
         (Exact Name of Registrant as Specified in Declaration of Trust)

                                 P.O. Box 2600,
                             Valley Forge, PA 19482
                     (Address of Principal Executive Office)

                  Registrant's Telephone Number (610) 669-1000

                           R. Gregory Barton, Esquire
                                  P.O. Box 876
                             Valley Forge, PA 19482

   It is proposed that this amendment become effective: immediately upon filing, pursuant to Rule 485(b) under the Securities Act of 1933.


                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

We have elected to register an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.


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                                                                        Ex-99.BL
December 9, 1998

Vanguard Massachusetts Tax-Exempt Fund
100 Vanguard Boulevard
Malvern, PA  19355

Gentlemen:

As the initial stockholder of Vanguard Massachusetts Tax-Exempt Fund (the "Fund"), I am writing to assure you that I have purchased shares of the Fund for investment purposes and without any present intention of redeeming or reselling such shares.

Sincerely,


Francis P. Brennan